Statement of directors approval	6 Months Ended
Jun. 30, 2022
Statement of directors' approval
Statement of directors' approval

2.     Statement of directors’ approval

The unaudited consolidated interim financial statements were approved for issue by the board of directors of Ardagh Metal Packaging S.A. (the “Board”) on July 26, 2022.